Investments in affiliated companies and joint ventures (Tables)	6 Months Ended
Jun. 30, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	June 30, 2011 ( unaudited )				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
	Participation in		Net	Net income (loss)			Three-month period ended			Six-month period ended		Three-month period ended			Six-month period ended
	capital (%)		equity	of the period	June 30, 2011	December 31, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010
	Voting	Total			(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	357	46	182	171	15	8	1	23	6	22	—	—	22	—
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	243	15	125	128	5	3	(4)	8	5	20	—	25	20	25
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	152	36	76	87	8	10	3	18	9	17	—	—	17	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	149	50	76	86	15	10	2	25	3	—	—	—	—	—
Minas da Serra Geral SA - MSG	50.00	50.00	65	3	34	36	(5)	1	1	(4)	1	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,085	969	611	561	278	207	245	485	291	225	250	100	475	150
Baovale Mineração SA - BAOVALE	50.00	50.00	74	9	37	31	2	2	—	4	1	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	90	4	23	25	1	(1)	1	—	5	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	120	(2)	52	40	—	(1)	—	(1)	(10)	—	—	—	—	—
					1,216	1,165	319	239	249	558	311	284	250	125	534	175
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,191	167	298	250	18	24	19	42	39	—	—	39	—	39
Shandong Yankuang International Company Ltd	25.00	25.00	(144)	(37)	(36)	(27)	(4)	(5)	(5)	(9)	(8)	—	—	—	—	—
					262	223	14	19	14	33	31	—	—	39	—	39
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	409	7	166	152	1	2	1	3	2	—	—	—	—	—
					166	152	1	2	1	3	2	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	265	(14)	133	90	(2)	(5)	(18)	(7)	(14)	—	—	—	—	—
					133	90	(2)	(5)	(18)	(7)	(14)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	7	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	5	—	5	11	—	—	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	2	5	—	—	—	—	—	—	—	—	—	—
					13	23	—	—	—	—	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	—	—	3,520	—	50	—	—	50	—	52	—	—	52	—
					3,520	—	50	—	—	50	—	52	—	—	52	—
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	421	(6)	141	135	(2)	—	1	(2)	—	—	—	—	—	—
MRS Logística SA	37.86	41.50	1,359	176	565	511	35	36	23	71	34	7	—	35	7	35
					706	646	33	36	24	69	34	7	—	35	7	35
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	321	25	167	155	7	6	9	13	15	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	7,457	(68)	2,002	1,840	(10)	(8)	4	(18)	—	—	—	—	—	—
					2,169	1,995	(3)	(2)	13	(5)	15	—	—	—	—	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	277	(27)	146	115	(6)	(9)	—	(15)	—	—	—	—	—	—
Others	—	—	—	—	221	88	—	—	—	—	—	—	—	—	—	—
					367	203	(6)	(9)	—	(15)	—	—	—	—	—	—

Total					8,552	4,497	406	280	283	686	379	343	250	199	593	249

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;

(2) Investment includes goodwill of US$ 69 in June, 2011 and US$64 in December, 2010.

(3) Available for sale.